Pro Forma Information (unaudited) - Narrative (Detail)	12 Months Ended
Dec. 31, 2017 USD ($) Property
Business Combinations [Abstract]
Number of properties acquired | Property	4
Contributed revenue	$ 12,408,647
Contributed net loss	4,723,946
Contributed depreciation and amortization	$ 10,154,803